Equity Accounted Investees - Schedule of Investment in Joint Venture (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of equity-accounted investees [line items]
Less: Carrying value of 50% previously held interest in joint operation	$ 0.0	$ 0.0
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Unlisted shares at cost	0.0	230.0
Equity contribution	0.0	100.6
Impairment – prior years	0.0	(230.0)
Share of accumulated losses brought forward	0.0	(99.1)
Share of loss after taxation	0.0	(1.5)
Less: Carrying value of 50% previously held interest in joint operation	$ 0.0	$ 0.0